EARNINGS/(LOSS) PER SHARE	6 Months Ended
Jun. 30, 2026
Earnings Per Share [Abstract]
EARNINGS/(LOSS) PER SHARE	EARNINGS/(LOSS) PER SHARE
The computation of basic earnings/(loss) per share (“EPS”) is based on the weighted average number of common shares outstanding during the period and the Company's consolidated net income or loss. Diluted EPS reflects the effect of potentially dilutive instruments, using the treasury stock method for stock options and the if-converted method for convertible debt instruments.

The components of the numerator for the calculation of basic and diluted EPS are as follows:

	Six months ended
(in thousands of $)	June 30, 2026	June 30, 2025
Basic and diluted earnings/(loss) per share:
Net income/(loss) available to stockholders	59,870	(30,411)

The components of the denominator for the calculation of basic and diluted EPS are as follows:

	Six months ended
(in thousands)	June 30, 2026	June 30, 2025
Basic earnings/(loss) per share:
Weighted average number of common shares outstanding*	133,707	133,357
Diluted earnings/(loss) per share:
Weighted average number of common shares outstanding*	133,707	133,357
Effect of dilutive share options	542	—
Weighted average number of common shares outstanding assuming dilution	134,249	133,357

	Six months ended
	June 30, 2026	June 30, 2025
Basic earnings/(loss) per share:	$0.45	$(0.23)
Diluted earnings/(loss) per share:	$0.45	$(0.23)

*The weighted average number of common shares outstanding excluded 8,000,000 shares issued as part of a share lending arrangement relating to the Company's issuance of 5.75% senior unsecured convertible bonds in October 2016 and 3,765,842 shares issued as part of a share lending arrangement relating to the Company's issuance of 4.875% senior unsecured convertible bonds in April and May 2018. The Company entered into a general share lending agreement with another counterparty and after the maturity of the bonds, 8,000,000 and 3,765,142 shares, respectively, from each issuance under the two initial share lending arrangements described above were transferred into such counterparty's custody. During the year ended December 31, 2024, the Company cancelled the remaining 700 shares, which were previously held by the Company’s transfer agent. Accordingly, the total of 11,765,142 shares which had been issued under these arrangements are not included in the weighted average number of common shares outstanding as of June 30, 2026.

The weighted average number of common shares outstanding also excludes 2,347,752 shares repurchased by the Company under its Share Repurchase Program and held as treasury stock as of June 30, 2026. (See also Note 10: Share Capital, Additional Paid-In Capital and Contributed Surplus).

For the six months ended June 30, 2025, basic and diluted net loss per share were identical, as all potentially dilutive securities were antidilutive. Share options were excluded from the diluted earnings per share calculation for this period because their inclusion would have resulted in an antidilutive effect.